Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2017

Collection Period Start	1-Apr-17	Distribution Date	15-May-17
Collection Period End	30-Apr-17	30/360 Days	30
Beg. of Interest Period	17-Apr-17	Actual/360 Days	28
End of Interest Period	15-May-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	200,791,430.07	164,278,529.69	0.1458623
Total Securities		1,126,257,618.08	200,791,430.07	164,278,529.69	0.1458623
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.290000%	129,050,000.00	20,583,811.99	0.00	0.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	164,278,529.69	0.9116070

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	20,583,811.99	22,127.60	159.5026113	0.1714653
Certificates	15,929,088.39	0.00	88.3929801	0.0000000
Total Securities	36,512,900.38	22,127.60

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,420,763.34
Monthly Interest				937,681.07
Total Monthly Payments				3,358,444.41

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				231,379.87
Aggregate Sales Proceeds Advance				17,616,526.11
Total Advances				17,847,905.98

Vehicle Disposition Proceeds:
Reallocation Payments				24,415,633.63
Repurchase Payments				1,800,759.53
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,105,985.66
Excess Wear and Tear and Excess Mileage				388,247.74
Remaining Payoffs				0.00
Net Insurance Proceeds				53,692.42
Residual Value Surplus				463,760.02
Total Collections				55,434,429.39

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,573,082.23			1,004
Involuntary Repossession	95,251.00			8
Voluntary Repossession	106,006.00			6
Full Termination	8,603,228.40			581
Bankruptcty	38,066.00			3
Insurance Payoff		52,872.00		3
Customer Payoff			215,232.71	13
Grounding Dealer Payoff			4,627,116.46	259
Dealer Purchase			1,144,124.95	64
Total	24,415,633.63	52,872.00	5,986,474.12	1,941

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	11,450	232,169,996.67	7.00000%	200,791,430.07
Total Depreciation Received		(3,366,958.28)		(2,752,843.82)
Principal Amount of Gross Losses	(23)	(421,653.55)		(383,457.78)
Repurchase / Reallocation	(108)	(1,978,714.46)		(1,800,759.53)
Early Terminations	(888)	(17,433,983.20)		(14,888,803.82)
Scheduled Terminations	(1,025)	(18,691,450.35)		(16,687,035.43)
Pool Balance - End of Period	9,406	190,277,236.83		164,278,529.69

Remaining Pool Balance
Lease Payment				19,007,100.69
Residual Value				145,271,429.00
Total				164,278,529.69

III. DISTRIBUTIONS

Total Collections					55,434,429.39
Reserve Amounts Available for Distribution					458,560.82
Total Available for Distribution					55,892,990.21

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					197,760.07
3. Reimbursement of Sales Proceeds Advance					18,992,875.97
4. Servicing Fee:
Servicing Fee Due					167,326.19
Servicing Fee Paid					167,326.19
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,357,962.23

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	22,127.60

Class A-4 Notes Monthly Interest Paid	22,127.60
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	22,127.60
Total Note and Certificate Monthly Interest Paid	22,127.60
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,512,900.38

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,583,811.99

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,583,811.99
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	15,929,088.39

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	15,929,088.39
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,606,351.95
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,606,351.95
Reserve Fund Draw Amount			458,560.82
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			16,147,791.13
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			16,147,791.13

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.28
Monthly Prepayment Speed			112%
Lifetime Prepayment Speed			87%

		$	units
Recoveries of Defaulted and Casualty Receivables		341,718.57
Securitization Value of Defaulted Receivables and Casualty Receivables		383,457.78	23
Aggregate Defaulted and Casualty Gain (Loss)		(41,739.21)
Pool Balance at Beginning of Collection Period		200,791,430.07
Net Loss Ratio
Current Collection Period		-0.0208%
Preceding Collection Period		-0.0191%
Second Preceding Collection Period		-0.0139%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.4229%	4,763,110.74

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.05%	2,109,538.49	123
61-90 Days Delinquent	0.27%	539,056.08	30
91-120+ Days Delinquent	0.13%	251,603.49	12
More than 120 Days	0.01%	24,373.86	2
Total Delinquent Receivables:	1.46%	2,924,571.92	167

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.41%	0.38%
Preceding Collection Period		0.34%	0.33%
Second Preceding Collection Period		0.36%	0.38%
Third Preceding Collection Period		0.46%	0.46%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		24,176,310.63	1,585
Securitization Value		26,421,368.80	1,585
Aggregate Residual Gain (Loss)		(2,245,058.17)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		382,569,855.10	26,476
Cumulative Securitization Value		425,563,852.71	26,476
Cumulative Residual Gain (Loss)		(42,993,997.61)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			32,790,742.81
Reimbursement of Outstanding Advance			18,992,875.97
Additional Advances for current period			17,616,526.11
Ending Balance of Residual Advance			31,414,392.95

Beginning Balance of Payment Advance			489,614.94
Reimbursement of Outstanding Payment Advance			197,760.07
Additional Payment Advances for current period			231,379.87
Ending Balance of Payment Advance			523,234.74

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO